ENTITY-WIDE DISCLOSURES ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 29, 2019
Entity-wide disclosures [Abstract]
Disclosure of geographical areas
Property, plant and equipment, right-of-use-assets, intangible assets, and goodwill, are allocated to geographic areas as follows:

	December 29, 2019	December 30, 2018

United States	$478,620	$455,491
Canada	129,189	132,045
Honduras	385,209	387,301
Caribbean Basin	532,698	544,282
Asia-Pacific	107,482	44,438
Other	47,050	47,853
	$1,680,248	$1,611,410

Disclosure of major customers	Customers accounting for at least 10% of total net sales for the fiscal years ended December 29, 2019 and December 30, 2018 were as follows:

	2019	2018

Customer A	18.6%	19.0%
Customer B	13.8%	10.0%